Post-Employment Benefit Obligations - Summary of Expected Flow for Benefits for Next Five Years (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Less Than One Year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 6,886
One to Two Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	6,619
Two to Three Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	6,748
Three to Four Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	6,738
Four to Five Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	6,958
More Than Five Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 32,604